Average Annual Total Returns - AST ClearBridge Dividend Growth Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.73%	12.20%	11.22%	Feb. 25, 2013	18.40%	15.21%	14.58%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.